AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949)219-3706

E-mail:Audrey.Cheng@PacificLife.com

October 3, 2013

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Life Funds
(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Life Funds (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 98 to the Trust’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”). This PEA is filed primarily for purposes of adding the PL Diversified Alternatives Fund.

Information that was not available or final at the time of the filing (e.g., other accounts managed, beneficial interest of Trustees and portfolio managers, if any, Trustee compensation, advisory fees paid, agreements to be filed pursuant to Item 28 of Form N-1A, together with the financial information), will be filed with a 485(b) post-effective amendment prior to the effective date of this PEA.

As the facing sheet indicates, PEA No. 98 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC

Robin Yonis, Esq., Pacific Life Fund Advisors LLC

Anthony H Zacharski, Esq., Dechert LLP (w/attachment)